Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Sector Rotation Fund (No Load Shares)
Shareholder Report [Line Items]
Fund Name	Sector Rotation Fund
Class Name	No Load Shares
Trading Symbol	NAVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sector Rotation Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fundinfopages.com/NAVFX. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://fundinfopages.com/NAVFX
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NAVFX	$115	1.97%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the twelve months ended September 30, 2024, the Fund returned 32.86% The Fund underperformed its benchmark, the S&P 500 Index, which returned 36.35% for the same period.

What Factors Influenced Performance

During the last twelve months in the markets the only three things that mattered were inflation, inflation and inflation. Inflation soared from 2019 – 2022, which triggered the Federal Reserve Open Market Committee (FMOC) to increase interested rates eleven times from March 2022 thru July 2023. These increases helped to tamp down inflation to the point where the FOMC decided to have its first cut since the Covid-19 pandemic. In the Advisor’s opinion, lowering inflation to a level that is very close to the FOMC goal of 2.0% was a major macro-economic reason for the strong 12 month returns.

As outlined in the prospectus, the Advisor’s strategy is to overweight the Fund’s portfolio into the eleven macro-economic sectors that, as a whole, construct the entire US economy. During the reporting period the top two sectors were information technology and communication services. The Fund’s top two holdings within those sectors, as of September 30, 2024, were Vanguard Information Technology (VGT) and Vanguard Communication Services (VOX). The bottom two sectors were health care and energy. The Fund’s performance was hindered by a 7.41% [increase/decrease] in health care.

The past twelve months proved to be strong regardless of the multiple foreign wars and the uncertainty that comes with a US Presidential election. This is a testament to how meaningful inflation can be on the markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	Cumulative Performance From September 30, 2014 through September 30, 2024 Initial Investment of $10,000
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 year	5 year	10 year
NAVFX	32.86%	10.55%	9.25%
S&P 500 Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 38,016,098
Holdings Count | Holdings	12
Advisory Fees Paid, Amount	$ 339,448
Investment Company, Portfolio Turnover	309.04%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Net Assets	$38,016,098
Number of Holdings	12
Net Advisory Fee	$339,448
Annual Portfolio Turnover	309.04%

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2024) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Vanguard Information Technology ETF	18.5%
Vanguard Communication Services ETF	17.2%
Vanguard Industrials ETF	17.1%
Vanguard Consumer Discretionary ETF	15.2%
Vanguard Health Care ETF	11.1%
Vanguard Financials ETF	5.8%
Vanguard Real Estate ETF	3.8%
ProShares UltraPro Short QQQ	3.5%
Invesco Aerospace & Defense ETF	3.0%
ProShares UltraPro Short S&P 500	2.5%

Accountant Change Statement [Text Block]	In January 2024, Cohen & Company, Ltd. (“Cohen”) was dismissed as the independent registered public accounting firm for the Fund and in March 2024, Tait, Weller & Baker, LLP (“Tait Weller”) was appointed.
Accountant Change Disagreements [Text Block]

Changes in and Disagreements with Accountants

In January 2024, Cohen & Company, Ltd. (“Cohen”) was dismissed as the independent registered public accounting firm for the Fund and in March 2024, Tait, Weller & Baker, LLP (“Tait Weller”) was appointed. During the fiscal year ended September 30, 2023 and for the interim period ended January 30, 2024, there were no disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of Cohen, would have caused it to make a reference in connection with its opinion to the subject matter of the disagreement.